Segments	6 Months Ended
Jun. 30, 2024
Segments [Abstract]
Segments

Note 17 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has three operating segments: (1) AR services, (2) AR entertainment and (3) semiconductor related products and services.

The following tables present summary information by segment for the six months ended June 30, 2023 and 2024:

	AR services	AR entertainment	Semiconductor business	Total June 30, 2023
	RMB (Unaudited)	RMB (Unaudited)	RMB (Unaudited)	RMB (Unaudited)
Revenues	254,823,992	-	9,935,513	264,759,505
Cost of revenues	173,883,371	-	9,894,059	183,777,430
Gross profit	80,940,621	-	41,454	80,982,075
Depreciation and amortization	1,126,731	-	13,553	1,140,284
Total capital expenditures	79,813,891	-	27,901	79,841,792

	AR services	AR entertainment	Semiconductor business	Total June 30, 2024
	RMB (Unaudited)	RMB (Unaudited)	RMB (Unaudited)	RMB (Unaudited)
Revenues	290,815,771	-	-	290,815,771
Cost of revenues	203,244,381	-	-	203,244,381
Gross profit	87,571,390	-	-	87,571,390
Depreciation and amortization	2,966,171	-	-	2,966,171
Total capital expenditures	3,294	-	-	3,294

Total assets as of:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
AR services	551,391,408	1,425,733,638	200,052,428
AR entertainment	471,845,963	-	-
Semiconductor business	7,773,250	-	-
Total assets	1,031,010,621	1,425,733,638	200,052,428

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also reviewed consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	Total for the six months ended June 30, 2023	Total for the six months ended June 30, 2024	Total for the six months ended June 30, 2024
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Mainland PRC revenues	254,823,992	239,886,094	33,659,719
Hong Kong revenues	-	31,038,985	4,355,250
International revenues	9,935,513	19,890,692	2,790,971
Total revenues	264,759,505	290,815,771	40,805,940